Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Aggregate Amount of Notes Purchased and the Income Earned
The aggregate amount of the Notes purchased and the income earned by parties deemed to be affiliates and related parties of Prosper as of December 31, 2017 and 2016 are summarized below (in thousands):

Related Party	Aggregate Amount of Notes Purchased		Interest Earned on Notes
	2017	2016	2017	2016
Executive officers and management	$29	$1,065	$109	$225
Directors	366	508	40	34
Total	$395	$1,573	$149	$259

Related Party	Notes balance as of December 31,
	2017	2016
Executive officers and management	$38	$1,620
Directors	553	537
	$591	$2,157

Prosper Funding LLC
Entity Information [Line Items]
Aggregate Amount of Notes Purchased and the Income Earned
The aggregate amount of the Notes purchased and the income earned by parties deemed to be affiliates and related parties of Prosper Funding as of December 31, 2017 and 2016 are summarized below (in thousands):

	Aggregate Amount of		Interest Earned on
Related Party	Notes Purchased		Notes
	2017	2016	2017	2016
Executive officers and management	$29	$1,065	$109	$225
Directors	—	—	—	—
Total	$29	$1,065	$109	$225

Related Party	Notes balance as of December 31,
	2017	2016
Executive officers and management	$38	$1,620
Directors	—	—
Total	$38	$1,620